HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

October 16, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549
RE:	Hillman Value Fund, a series of the Hillman Capital Management Investment Trust
File Nos. 333-44568 and 811-10085
Ladies and Gentlemen,
On behalf of the Hillman Value Fund, and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting interactive data files as required by Rule 405 of Regulation S-T. The interactive data files included as an exhibit to this filing relates to the Supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information which was filed with the Securities and Exchange Commission on September 20, 2019.
If you have any questions concerning the foregoing, please contact the undersigned at 214-665-3685.

Yours truly,

/s/ Tanya Cody
Tanya Cody

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase